Segment Information And Information About Geographic Areas - Schedule of Revenues by Geographic Area (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 166,789	$ 150,716	$ 324,578	$ 309,924	$ 633,063	$ 616,084	$ 569,772
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer By Geographic Area	165,502	148,845	321,487	306,423	626,101	610,591	564,884
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer By Geographic Area	$ 1,287	$ 1,871	$ 3,091	$ 3,501	$ 6,962	$ 5,493	$ 4,888